Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of intangible assets [text block] [Abstract]
Addition intaingible assets	$ 1,420	$ 6
Amortization expense	$ 672
Amortization Expense			213 years